File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    12                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    18                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph (b) of Rule 485
     ___  on (date)  pursuant to paragraph  (b) of Rule 485
     ___  60 days  after  filing pursuant  to  paragraph  (a)(1) of Rule 485
     _X_  on May 1, 1997  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 25, 1997.
                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Definitions

Item 3.   Synopsis or Highlights.................  Highlights

Item 4.   Condensed Financial Information........  Condensed Financial
                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  The Company; The
                                                   Variable Account;
                                                   Franklin Valuemark Funds

Item 6.   Deductions.............................  Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts......................  The Contracts

Item 8.   Annuity Period.........................  Annuity Provisions

Item 9.   Death Benefit..........................  The Contracts; Annuity
                                   Provisions

Item 10.  Purchases and Contract Value...........  Purchase Payments and
                                 Contract Value

Item 11.  Redemptions............................  Surrenders

Item 12.  Taxes..................................  Tax Status

Item 13.  Legal Proceedings......................  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Home Office:                                   Valuemark Service Center
152 West 57th Street, 18th Floor               300 Berwyn Park
New York, NY 10019                             P.O. Box 3031
(800) 542-5427                                 Berwyn, PA 19312-0031
                                               (800) 624-0197


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   May 1, 1997


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.


The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans.

Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company"), which account has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, The U. S. Government Securities Fund, the Zero Coupon Funds - 2000, 2005 and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Natural Resources Securities Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund. See "Highlights" and "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the "Statement of Additional Information," call or write the Home Office address shown above.

INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated May 1, 1997 and may be amended from time to time.


This Prospectus should be kept for future reference.

Contents                                            Page


DEFINITIONS......................................     3
HIGHLIGHTS.......................................     4
FEE TABLE........................................     6
CONDENSED FINANCIAL
 INFORMATION.....................................    10
THE COMPANY .....................................    12
THE VARIABLE ACCOUNT.............................    12
FRANKLIN VALUEMARK FUNDS.........................    12
 General ........................................    13
 Substitution of Securities .....................    13
 Voting rights ..................................    13
CHARGES AND DEDUCTIONS ..........................    14
 Deduction for Contingent Deferred
  Sales Charge (Sales Load)......................    14
 Reduction or Elimination of
  Contingent Deferred Sales Charge...............    14
 Deduction for Mortality and
  Expense Risk Charge............................    15
 Deduction for Administrative
  Expense Charge ................................    15
 Deduction for Contract
  Maintenance Charge ............................    15
 Deduction for Premium Taxes ....................    15
 Deduction for Income Taxes. ....................    16
 Deduction for Trust Expenses ...................    16
 Deduction for Transfer Fee......................    16
THE CONTRACTS....................................    16
 Ownership.......................................    16
 Assignment......................................    16
 Beneficiary.....................................    17
 Change of Beneficiary...........................    17
 Annuitant.......................................    17
 Death of the Contract Owner
  Before the Income Date.........................    17
 Death of the Annuitant
  Prior to the Income Date.......................    18
 Death of the Annuitant
  After the Income Date..........................    18
ANNUITY PROVISIONS...............................    18
 Income Date.....................................    18
 Change in Income Date
  and Annuity Option ............................    18
 Annuity Options.................................    18
 Fixed Options...................................    18
 Variable Options ...............................    19
PURCHASE PAYMENTS
 AND CONTRACT VALUE .............................    19
 Purchase Payments ..............................    19
 Automatic Investment Plan.......................    20
 Allocation of Purchase Payments ................    20
 Transfer of Contract Values ....................    20
 Dollar Cost Averaging ..........................    21
 Contract Value .................................    22
 Accumulation Unit ..............................    22
DISTRIBUTOR .....................................    22
SURRENDERS ......................................    23
 Systematic Withdrawal...........................    23
 Delay of Payments...............................    23
ADMINISTRATION OF THE CONTRACTS..................    24
PERFORMANCE DATA ................................    24
 Money Market Sub-Account .......................    24
 Other Sub-Account...............................    24
 Performance Ranking.............................    25
TAX STATUS.......................................    25
 General.........................................    25
 Diversification.................................    26
 Multiple Contracts..............................    26
 Contracts Owned by
  Other than Natural Persons ....................    27
 Tax Treatment of Assignments ...................    27
 Income Tax Withholding .........................    27
 Tax Treatment of Withdrawals -
  Non-Qualified Contracts .......................    27
 Qualified Plans ................................    27
 Tax Treatment of Withdrawals -
  Qualified Contracts ...........................    29
 Tax-Sheltered Annuities -
  Withdrawal Limitations ........................    29
FINANCIAL STATEMENTS ............................    30
LEGAL PROCEEDINGS ...............................    30
APPENDIX - PERFORMANCE
 INFORMATION OF SELECTED
 PUBLIC FUNDS....................................    30
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION .........................    31


Definitions
--------------------------------------------------------------------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Preferred Life Insurance Company of New York at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The Contract Owner is named in the application, unless changed, and has all rights under the Contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner. If there are Joint Owners, any reference to the age of the Contract Owner (or taxpayer) will be the age of the older Joint Owner.

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

Sub-Account - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Preferred Life Variable Account C, into which purchase payments may be allocated.


Highlights
--------------------------------------------------------------------------------



Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.


The Contract may be returned within 10 days after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company never had issued it. The Company will promptly refund the Contract Value as of the date of surrender. This may be more or less than the purchase payments. Where the Contract is issued pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less withdrawals. The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. If the Company does so allocate initial purchase payments to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any withdrawals, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payment to the Sub-Accounts as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")


Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.") Currently, the state of New York does not impose a premium tax on variable annuities.


Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988; (ii) to income attributable to such contributions; and (iii) to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities - Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status - Diversification.")

The Company may offer other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Preferred Life Variable Account C Fee Table
--------------------------------------------------------------------------------

Contract Owner Transaction Fees
Contingent Deferred Sales Charge*
(as a percentage of purchase payments)          Years Since
                                                  Payment   Charge
                                                --------------------

                                                    0-1       5%
                                                    1-2       5%
                                                    2-3       4%
                                                    3-4       3%
                                                    4-5       1.5%
                                                    5+        0%

Current Transfer Fee**...................................  First 12 transfers in a Contract Year prior to the Income Date are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Prescheduled automatic dollar cost averaging transfers are not counted.

Contract Maintenance  Charge..............................  $30 per Contract per
year (Prior to the Income Date the charge is waived for Contracts having Contract Values or purchase payments less withdrawals of $100,000 or more.)

Variable Account Annual Expenses
 (as a percentage of average account value)

Mortality and Expense Risk Charge........................    1.25%
Administrative Expense Charge............................     .15%
                                                            --------
Total Variable Account Annual Expenses...................    1.40%


*Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" for additional options.

**The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred.

Franklin Valuemark Funds' Annual Expenses
(as a percentage of Franklin Valuemark Funds' average net assets).


The Management Fees for each Fund are based on a percentage of that Fund's assets under  management.  See "Charges and Deductions"
in this Prospectus and "Management" in the Trust prospectus.


The Management and Fund  Administration  Fees below include investment  advisory and other management and administrative  fees not included as "Other Expenses" that were paid to the Managers and Fund Administrators to the Trust for the 1996 calendar year except for Funds with fee  waivers/expense  reductions  or newer Funds  without a full year of  operations  as of December  31, 1996 (see explanatory  footnotes  below).  The purpose of the Table is to assist the Contract Owner in  understanding  the various costs and expenses that a Contract Owner will incur, directly or indirectly, on amounts allocated to the Variable Account.
                                                                                    Management
                                                                                     and Fund       Other   Total Annual
                                                                               Administration Fees1Expenses   Expenses
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund2.............................................................       .51%          .02%       .53%
Growth and Income Fund.........................................................       .48%          .01%       .49%
Natural Resources Securities Fund3.............................................       .60%          .05%       .65%
Real Estate Securities Fund....................................................       .55%          .02%       .57%
Utility Equity Fund............................................................       .47%          .03%       .50%
High Income Fund...............................................................       .52%          .02%       .54%
Templeton Global Income Securities Fund........................................       .56%          .05%       .61%
Income Securities Fund.........................................................       .47%          .03%       .50%
The U.S. Government Securities Fund............................................       .49%          .02%       .51%
Zero Coupon Fund - 20004.......................................................       .38%          .02%       .40%
Zero Coupon Fund - 20054.......................................................       .38%          .02%       .40%
Zero Coupon Fund - 20104.......................................................       .38%          .02%       .40%
Rising Dividends Fund..........................................................       .75%          .01%       .76%
Templeton International Equity Fund............................................       .81%          .08%       .89%
Templeton Pacific Growth Fund..................................................       .89%          .10%       .99%
Templeton Global Growth Fund...................................................       .88%          .05%       .93%
Templeton Developing Markets Equity Fund.......................................      1.25%          .24%      1.49%
Templeton Global Asset Allocation Fund.........................................       .80%          .06%       .86%
Small Cap Fund.................................................................       .75%          .02%       .77%
Templeton International Smaller Companies Fund5................................      1.00%          .16%      1.16%
Capital Growth Fund5...........................................................       .75%          .02%       .77%
Mutual Discovery Securities Fund6..............................................       .96%          .41%      1.37%
Mutual Shares Securities Fund6.................................................       .60%          .40%      1.00%

1The Fund  Administration  Fee is a direct expense for the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller  Companies Fund, the Mutual Discovery  Securities Fund and the Mutual Shares  Securities Fund; other Funds pay for similar services  indirectly  through the Management  Fee. See  "Management"  in the Trust  Prospectus for further  information  regarding
Management and Fund Administration Fees.
2Franklin  Advisers,  Inc.  agreed in advance to waive a portion of its  Management  Fee and to make  certain  payments  to reduce expenses of the Money Market Fund during 1996 and is currently  continuing  this  arrangement  in 1997.  This  arrangement  may be terminated at any time.  With this reduction,  actual  Management Fees and Total Annual Expenses of the Money Market Fund for 1996
were 0.41% and 0.43%, respectively, of the average daily net assets of the Fund.
3Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.
4Net of management fees waived and/or expense  reimbursements.  Although not obligated to, Franklin  Advisers,  Inc. has agreed in advance to waive a portion of its management  fees and to make certain  payments to reduce expenses of the three Zero Coupon Funds through at least  December 31, 1997 such that the aggregate  expenses of the Zero Coupon Fund - 2000,  the Zero Coupon Fund - 2005
and the Zero Coupon Fund - 2010 will not exceed  0.40% of each Fund's net assets.  Absent the  management  fee waivers and expense payments, for the year ended December 31, 1996, the Total Annual Expenses and Management and Fund Administration Fees respectively would have been as follows: Zero Coupon Fund - 2000, .62% and .60%; Zero Coupon Fund - 2005, .65% and .63%; and Zero Coupon Fund -
2010, .65% and .63%.
5The Templeton  International  Smaller  Companies Fund and the Capital Growth Fund commenced  operations May 1, 1996. The expenses shown are estimated expenses for the Funds for 1997.
6The Mutual Discovery Securities Fund and the Mutual Shares Securities Fund commenced operations on November 8, 1996. The expenses shown are estimated expenses for the Funds for 1997.


The following Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance
Charge is included  in the  Examples  as a prorated  charge of $1 based on a Contract  account  size of  $30,000.  For  additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the Tables. Premium taxes may apply.

Examples

If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred,  the Contract
Owner  would have  incurred  the  following  expenses on a $1,000  investment,  assuming a 5% annual  return on assets  compounded semi-annually:



                                                                                      1 Year   3 Years  5 Years 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Money Market Fund ..................................................................    $63      $ 86     $113     $235
Growth and Income Fund .............................................................    $63      $ 84     $111     $231
Natural Resources Securities Fund...................................................    $64      $ 89     $119     $248
Real Estate Securities Fund ........................................................    $63      $ 87     $115     $240
Utility Equity Fund.................................................................    $63      $ 85     $111     $232
High Income Fund ...................................................................    $63      $ 86     $113     $236
Templeton Global Income Securities Fund ............................................    $64      $ 88     $117     $244
Income Securities Fund .............................................................    $63      $ 85     $111     $232
The U.S. Government Securities Fund.................................................    $63      $ 85     $112     $233
Zero Coupon Fund - 2000+............................................................    $62      $ 82     $106     $222
Zero Coupon Fund - 2005+............................................................    $62      $ 82     $106     $222
Zero Coupon Fund - 2010+............................................................    $62      $ 82     $106     $222
Rising Dividends Fund ..............................................................    $65      $ 93     $125     $259
Templeton International Equity Fund ................................................    $67      $ 97     $131     $273
Templeton Pacific Growth Fund ......................................................    $68      $100     $136     $283
Templeton Global Growth Fund .......................................................    $67      $ 98     $133     $277
Templeton Developing Markets Equity Fund ...........................................    $73      $114     $161     $331
Templeton Global Asset Allocation Fund .............................................    $66      $ 96     $130     $270
Small Cap Fund......................................................................    $66      $ 93     $125     $260
Templeton International Smaller Companies Fund* ....................................    $69      $105     $145     $300
Capital Growth Fund*................................................................    $66      $ 93     $125     $260
Mutual Discovery Securities Fund*...................................................    $72      $111     $155     $320
Mutual Shares Securities Fund*......................................................    $68      $100     $137     $284

*Estimated
+Calculated with waiver of fees and reimbursement of expenses

If the  Contract  is not  surrendered  at the end of the  applicable  time  period and no prior  surrenders  have  occurred or are annuitized,  the Contract Owner would have incurred the following expenses on a $1,000 investment,  assuming a 5% annual return on assets compounded semi-annually:


                                                                                      1 Year   3 Years  5 Years 10 Years
----------------------------------------------------------------------------------------------------------------------------
Money Market Fund ..................................................................    $21       $64     $109     $235
Growth and Income Fund .............................................................    $20       $62     $107     $231
Natural Resources Securities Fund ..................................................    $22       $67     $115     $248
Real Estate Securities Fund ........................................................    $21       $65     $111     $240
Utility Equity Fund ................................................................    $20       $63     $108     $232
High Income Fund ...................................................................    $21       $64     $110     $236
Templeton Global Income Securities Fund ............................................    $21       $66     $113     $244
Income Securities Fund .............................................................    $20       $63     $108     $232
The U.S. Government Securities Fund.................................................    $20       $63     $108     $233
Zero Coupon Fund - 2000+............................................................    $19       $60     $102     $222
Zero Coupon Fund - 2005+............................................................    $19       $60     $102     $222
Zero Coupon Fund - 2010+............................................................    $19       $60     $102     $222
Rising Dividends Fund ..............................................................    $23       $71     $121     $259
Templeton International Equity Fund ................................................    $24       $75     $128     $273
Templeton Pacific Growth Fund ......................................................    $25       $78     $133     $283
Templeton Global Growth Fund .......................................................    $25       $76     $130     $277
Templeton Developing Markets Equity Fund ...........................................    $30       $92     $157     $331
Templeton Global Asset Allocation Fund..............................................    $24       $74     $126     $270
Small Cap Fund......................................................................    $23       $71     $121     $260
Templeton International Smaller Companies Fund*.....................................    $27       $83     $141     $300
Capital Growth Fund*................................................................    $23       $71     $121     $260
Mutual Discovery Securities Fund*...................................................    $29       $89     $151     $320
Mutual Shares Securities Fund*......................................................    $25       $78     $133     $284

*Estimated
+Calculated with waiver of fees and reimbursement of expenses

Condensed  Financial  Information
----------------------------------------------------------------------------------------------------------------------------------
The financial  statements of Preferred Life Insurance Company of New York and of Preferred Life Variable Account C may be found in the Statement of Additional Information.


The table below gives per accumulation unit information about the financial history of each Sub-Account from the inception of each to December 31, 1996.


This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.


                                                    Year         Year         Year       Year        Year     Period from
(Number of units in thousands)                      Ended        Ended        Ended      Ended       Ended   Inception to
                                                  Dec. 31,     Dec. 31,     Dec. 31,   Dec. 31,    Dec. 31,    Dec. 31,
Sub-Accounts:                                       1996         1995         1994       1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------------
Money Market
Unit value at beginning of period ............     $12.883     $12.354       $12.066    $11.932     $11.742     $11.623
Unit value at end of period ..................     $13.359     $12.883       $12.354    $12.066     $11.932     $11.742
Number of units outstanding at end of period .       2,433       2,218        2,487         627        301           62
Growth and Income
Unit value at beginning of period ............     $17.310     $13.215       $13.677    $12.574     $11.949     $11.061
Unit value at end of period ..................     $19.490     $17.310       $13.215    $13.677     $12.574     $11.949
Number of units outstanding at end of period .       5,070       4,346        3,452       2,402      1,227          125
Natural Resources Securities*
Unit value at beginning of period ............     $14.109     $13.979       $14.464     $9.424     $10.635     $10.433
Unit value at end of period ..................     $14.467     $14.109       $13.979    $14.464      $9.424     $10.635
Number of units outstanding at end of period .         566         516          647         391         30            5
High Income
Unit value at beginning of period ............     $17.252     $14.608       $15.155    $13.278     $11.583     $11.043
Unit value at end of period ............... ..     $19.375     $17.252       $14.608    $15.155     $13.278     $11.583
Number of units outstanding at end of period .       2,164       2,075        1,710       1,135        266           37
Real Estate Securities
Unit value at beginning of period ............     $18.073     $15.594       $15.369    $13.095     $11.848     $10.787
Unit value at end of period ..................     $23.668     $18.073       $15.594    $15.369     $13.095     $11.848
Number of units outstanding at end of period .         859         794          900         437         77            8
The U.S. Government Securities
Unit value at beginning of period ............     $16.298     $13.835       $14.698    $13.586     $12.798     $12.036
Unit value at end of period ..................     $16.650     $16.298       $13.835    $14.698     $13.586     $12.798
Number of units outstanding at end of period .       6,017       5,089        5,331       6,108      2,266          213
Utility Equity
Unit value at beginning of period ............     $19.565     $15.104       $17.319    $15.889     $14.821     $13.234
Unit value at end of period ..................     $20.654     $19.565       $15.104    $17.319     $15.889     $14.821
Number of units outstanding at end of period .       4,998       5,916        6,317       7,479      2,519          166
Zero Coupon - 2000
Unit value at beginning of period ............     $18.294     $15.373       $16.717    $14.595     $13.570     $12.274
Unit value at end of period ..................     $18.475     $18.294       $15.373    $16.717     $14.595     $13.570
Number of units outstanding at end of period .       1,358       1,416        1,158         795        397            6
Zero Coupon - 2005
Unit value at beginning of period ............     $20.914     $16.096       $18.050    $14.975     $13.705     $12.369
Unit value at end of period ..................     $20.517     $20.914       $16.096    $18.050     $14.975     $13.705
Number of units outstanding at end of period .         428         456          403         341        108            3
Zero Coupon - 2010
Unit value at beginning of period ............     $22.431     $15.930       $18.144    $14.670     $13.482     $12.013
Unit value at end of period ..................     $21.522     $22.431       $15.930    $18.144     $14.670     $13.482
Number of units outstanding at end of period .         348         372          252         193         60            1
Templeton Global Income Securities
Unit value at beginning of period ............     $15.522     $13.726       $14.650    $12.733     $12.962     $12.296
Unit value at end of period ..................     $16.781     $15.522       $13.726    $14.650     $12.733     $12.962
Number of units outstanding at end of period .       1,354       1,472        1,667       1,045        406           47


                                                    Year        Year         Year        Year        Year     Period from
(Number of units in thousands)                      Ended        Ended        Ended      Ended       Ended   Inception to
                                                  Dec  31,     Dec. 31,     Dec. 31,   Dec. 31,    Dec. 31,    Dec. 31,
Sub-Accounts:                                       1996         1995         1994       1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------------
Income Securities
Unit value at beginning of period ............     $19.785     $16.392       $17.734    $15.163     $13.580     $12.811
Unit value at end of period ..................     $21.708     $19.785       $16.392    $17.734     $15.163     $13.580
Number of units outstanding at end of period .       4,519       4,567        4,416       2,634        668           35
Templeton Pacific Growth
Unit value at beginning of period ............     $13.630     $12.802       $14.233    $ 9.761      $9.992**        NA
Unit value at end of period ..................     $14.932     $13.630       $12.802    $14.233     $ 9.761          NA
Number of units outstanding at end of period .       1,751       1,811        2,112         915         58           NA
Rising Dividends
Unit value at beginning of period ............     $12.498      $9.769       $10.327    $10.848      $9.992**        NA
Unit value at end of period ..................     $15.303     $12.498        $9.769    $10.327     $10.848          NA
Number of units outstanding at end of period .       3,394       3,182        2,936       2,772        617           NA
Templeton International Equity
Unit value at beginning of period ............     $13.263     $12.161       $12.226     $9.642      $9.992**        NA
Unit value at end of period ..................     $16.081     $13.263       $12.161    $12.226      $9.642          NA
Number of units outstanding at end of period .       4,375       4,073        4,079       1,346         88           NA
Templeton Developing Markets Equity
Unit value at beginning of period ............      $9.582      $9.454        $9.994**       NA         NA           NA
Unit value at end of period ..................     $11.487      $9.582        $9.454         NA         NA           NA
Number of units outstanding at end of period .       1,042         757          591          NA         NA           NA
Templeton Global Growth
Unit value at beginning of period ............     $11.339     $10.201        $9.984**       NA         NA           NA
Unit value at end of period ..................     $13.560     $11.339       $10.201         NA         NA           NA
Number of units outstanding at end of period .       2,146       1,417          921          NA         NA           NA
Templeton Global Asset Allocation
Unit value at beginning of period ............     $10.591     $10.322**        NA           NA        NA            NA
Unit value at end of period ..................     $12.514     $10.591          NA           NA        NA            NA
Number of units outstanding at end of period .         300          36          NA           NA        NA            NA
Small Cap
Unit value at beginning of period ............     $12.517**       NA           NA           NA        NA            NA
Unit value at end of period ..................     $12.913         NA           NA           NA        NA            NA
Number of units outstanding at end of period .         416         NA           NA           NA        NA            NA
Templeton International Smaller Companies
Unit value at beginning of period ............     $10.174**       NA           NA           NA        NA            NA
Unit value at end of period ..................     $11.145         NA           NA           NA        NA            NA
Number of units outstanding at end of period .          65         NA           NA           NA        NA            NA
Capital Growth
Unit value at beginning of period ............     $10.214**       NA           NA           NA        NA            NA
Unit value at end of period ..................     $11.254         NA           NA           NA        NA            NA
Number of units outstanding at end of period .         225         NA           NA           NA        NA            NA
Mutual Discovery Securities
Unit value at beginning of period.............     $10.122**       NA           NA           NA        NA            NA
Unit value at end of period...................      10.180         NA           NA           NA        NA            NA
Number of units outstanding at end of period..          27         NA           NA           NA        NA            NA
Mutual Shares Securities
Unit value at beginning of period.............     $10.112**       NA           NA           NA        NA            NA
Unit value at end of period...................      10.330         NA           NA           NA        NA            NA
Number of units outstanding at end of period..          43         NA           NA           NA        NA            NA

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
**Unit Value at inception.

The Accumulation Unit Value for each Sub-Account was initially arbitrarily set. The inception date for all Sub-Accounts, except those noted below, was September 6, 1991. Inception was 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth Sub-Accounts; 4/25/94 for the Templeton Global Growth and Templeton Developing Markets Equity Sub-Accounts; 8/4/95 for the Templeton Global Asset Allocation Sub-Account; and 6/10/96 for the Small Cap, International Smaller Companies and Capital Growth Sub-Accounts; and 12/2/96 for the Mutual Shares Securities and Mutual Discovery Securities Sub-Accounts.



The Company
--------------------------------------------------------------------------------


Preferred Life Insurance Company of New York (the "Company") is a stock life insurance company organized under the laws of the state of New York. The Company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America ("Allianz Life"). Allianz Life is headquartered in Minneapolis, Minnesota. The Company is authorized to do direct business in six states, including New York. The Company offers group life, group accident and health insurance and variable annuity products.


NALAC Financial Plans, LLC is a wholly-owned subsidiary of Allianz Life. It is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts. Administration for the Contract is provided at the Company's Valuemark Service
Center: Preferred Life Annuity Service Office, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.



The Variable Account
--------------------------------------------------------------------------------


The Variable Account was established pursuant to a resolution of the Board of Directors on February 26, 1988. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds. Currently, there are twenty-three Funds available under Franklin Valuemark Funds.


Franklin Valuemark Funds
--------------------------------------------------------------------------------


Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus and incorporated herein by reference.

PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.

Franklin Advisers, Inc. ("Advisers") serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. replaced Advisers as the manager for the Rising Dividends Fund on July 1, 1996. All investment managers or subadvisers are referred to collectively as "Managers."

The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.

Franklin Templeton Services, Inc. ("Fund Administrator") provides certain administrative facilities and services for the Funds.

Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund

FUNDS SEEKING CURRENT INCOME
 High Income Fund
 Templeton Global Income Securities Fund
 The U.S. Government Securities Fund
 Zero Coupon Funds - 2000, 2005, 2010

FUNDS SEEKING  GROWTH AND INCOME
 Growth and Income Fund
 Income  Securities  Fund
 Mutual Shares Securities Fund
 Real Estate Securities Fund
 Rising Dividends Fund
 Templeton Global Asset Allocation Fund
 Utility Equity Fund


FUNDS SEEKING CAPITAL GROWTH
 Capital Growth Fund
 Mutual Discovery Securities Fund
 Natural  Resources  Securities Fund (formerly,  Precious Metals Fund)
 Small Cap
 Fund Templeton  Developing  Markets  Equity Fund
 Templeton  Global Growth Fund
 Templeton  International Equity Fund
 Templeton  International Smaller Companies Fund
 Templeton Pacific Growth Fund


General

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Substitution of Securities

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Contract Owners in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

Voting Rights

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


Charges and Deductions
--------------------------------------------------------------------------------


Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

Deduction for Contingent Deferred
Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:

                 Years Since
                   Payment      Charge
                -----------------------
                     0-1           5%
                     1-2           5%
                     2-3           4%
                     3-4           3%
                     4-5           1.5%
                     5+            0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above method of cancellation is desired.

To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

Reduction or Elimination of
Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risk borne by the Company arises from its contractual obligation to make annuity payments (determined in accordance with the Annuity Options and other provisions contained in the Contract) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract.

Furthermore, the Company bears a mortality risk, regardless of the Annuity Option selected, in that it guarantees the purchase rates for the annuity income options available under the Contract whether for fixed payment options or variable payment options. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Contract Maintenance Charge

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date, the charge is waived for contracts having Contract Values or purchase payments less withdrawals of $100,000.00 or more. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.

Deduction for Premium Taxes

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. Currently, the state of New York does not assess a premium tax on variable annuity contracts; however, there is no assurance that such a tax will not be assessed in the future.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account. Deduction for Trust Expenses

There are other deductions from, and expenses paid out of, the assets of the Franklin Valuemark Funds, which are described in the accompanying Trust prospectus.

Deduction for Transfer Fee

A Contract Owner may transfer all or a part of the Contract Owner's interest among the Sub-Accounts without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently, twelve transfers may be made in a Contract Year prior to the Income Date without a charge. Thereafter, the fee is $25 (or 2% of the amount transferred, if less.) Currently, prescheduled automatic dollar cost averaging transfers are not counted. The Company charges a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.


The Contracts
--------------------------------------------------------------------------------


Ownership

The Contract Owner and if provided for in the Contract, any Joint Owner, has all rights and may receive all benefits under the Contract. The Contract Owner, if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) may elect to keep the Contract in force and become the new Contract Owner. The Annuitant becomes the Owner on and after the Income Date. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be:
(1) made in writing; and (2) received by the Company as its Annuity Service Office. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. A copy of any assignment must be filed with the Valuemark Service Center. The Company is not responsible for the validity of any assignment. If the Contract Owner assigns the Contract, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application, and unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date.") Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

Death of the Contract Owner
Before the Income Date

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be the Contingent Owner or a Joint Owner. If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. The guaranteed death benefit is:

1 On the date of issue, the guaranteed death benefit is equal to the purchase payment.

2. After the date of issue, the guaranteed death benefit will be the sum of all purchase payments made minus any amounts surrendered or paid by the Company.

The guaranteed death benefit will never be less than the Contract Value as of the most recent five year Contract Anniversary preceding the earlier of (a) the date of death of the Contract Owner or (b) the date of the Contract Owner's 81st birthday, plus subsequent purchase payments minus subsequent surrenders.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company);

B. Payment of the entire death benefit within five years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.); or

D. If the designated Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

Death of the Annuitant Prior to the Income Date

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person.

If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

Death of the Annuitant After the Income Date

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


Annuity Provisions
--------------------------------------------------------------------------------

Income Date

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The earliest Income Date is five years after the Effective Date. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the effective date.

Change in Income Date and Annuity Option

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday, or 10 years from the Effective Date, if later.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Income Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other options.

Fixed Options

Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

OPTION 1 - LIFE ANNUITY WITH OPTIONAL GUARANTEE PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

OPTION 2 - LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

Variable Options

The actual dollar amount of variable annuity payments is dependent upon (i) the Contract Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Accounts selected.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate ("AIR"). Other AIR choices may be available at the time of annuitization. If the actual net investment rate exceeds the AIR, payments will increase. Conversely, if the actual net investment rate is less than the AIR, subsequent annuity payments will decrease. Annuity payments will not decrease as long as the investment return of the Variable Account assets equals or exceeds the AIR plus 1.40% on an annual basis (that is 6.4% for the 5% AIR). If an assumed investment rate greater than 5% is used, the initial payment will be higher but the actual net investment rate will have to be higher in order for annuity payments to remain level or increase. If an AIR less than 5% is used, the initial payment will be lower but the actual net investment rate will not have to be as high for payments to remain level or increase.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

The variable options currently available are:

OPTION 3 - LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

OPTION 4 - LIFE ANNUITY WITH 10-YEAR GUARANTEE. Monthly annuity payments are paid during the life of an Annuitant, but at least for the 10-year minimum period.

OPTION 5 - JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.


Purchase Payments and Contract Value
--------------------------------------------------------------------------------


Purchase Payments
The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements under specific circumstances. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.


Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment.
The minimum investment that may be made by AIP is $250.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract.

Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.

If AIP is used for a Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.


Allocation of Purchase Payments


Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account as selected by the Contract Owner. For each Sub-Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.


The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. In the event that the Company does so allocate initial purchase payments, at the end of this 15-day period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub-Account(s) selected by the Contract Owner.

Transfers do not necessarily affect the allocation instructions for future payments. Subsequent payments will be allocated as directed by the Contract Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Valuemark Service Center. A change will be effective or payments received on or after receipt of the written notice or telephone instructions.

The Company reserves the right to limit the number of Sub-Accounts that a Contract Owner may have at any one time. Currently, the Contract Owner may initially select up to nine Sub-Accounts, and may only be invested in a maximum of ten Sub-Accounts at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of Sub-Accounts in the future.

For initial purchase payments, if the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing an incomplete application, unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

Transfer of Contract Values

Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year prior to the Income Date without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or individuals using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern.

After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company charges for all transfers after the Income Date.

All transfers are subject to the following:

a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred; otherwise from the amount remaining in the Sub-Account from which the transfer is made.

b. The minimum  amount which may be transferred is the lesser of (i) $1,000 from
each  Sub-Account;   or  (ii)  the  Contract  Owner's  entire  interest  in  the
Sub-Account.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free Look Period. (See "Highlights.")

e. Any transfer direction must clearly specify the amount which is to be transferred and the Sub-Accounts which are to be affected.

f. After the Income Date, no transfers may be made if it would result in any selected Sub-Account providing less than 10% of the annuity benefits under the Contract.

g. After the Income Date, transfers may not take place between a Fixed Annuity Option and a Variable Annuity Option.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions. Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging

Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or The U.S. Government Securities Sub-Account to the Contract's other Sub-Accounts (maximum of eight) at regular intervals. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or The U.S. Government Securities Sub-Account. When utilizing the Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account or The U.S. Government Securities Sub-Account and may invest in a maximum of eight of the other Sub-Accounts.

Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or The U.S. Government Securities Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfers scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to the Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee.



Contract Value

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

For each Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was initially arbitrarily set. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.  is the net result of

1) the assets of the Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.


Distributor
--------------------------------------------------------------------------------



NALAC  Financial  Plans,  LLC  ("NFP"),   1750  Hennepin  Avenue,   Minneapolis,
Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life, the Company's parent. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc.
("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services. Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of purchase payments for promotional or distribution expenses associated with the marketing of the Contracts. The New York Insurance Department now permits asset based compensation. The Company may adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.



Surrenders
--------------------------------------------------------------------------------


While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The
Contract Owner must specify which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")

Certain tax withdrawal penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawal

The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 591/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% amount which is allowable per year without incurring a Contingent Deferred Sales Charge. Any other withdrawal in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.

Delay of Payments

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.  trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.


Administration of the Contracts
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.


Performance Data
--------------------------------------------------------------------------------


Money Market Sub-Account

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.

Other Sub-Accounts


From time to time, the Company or NFP may publish the current yields and total returns of the other Sub-Accounts in advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Sub-Account's inception of operations, and, for Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge. The hypothetical performance of the Sub-Accounts reflects the historical performance of the Funds whose inception dates preceded the inception dates of the Sub-Accounts.


The Company or NFP may, in addition, advertise or present yield or total return performance information computed on a different basis, or for the Funds. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations, for a hypothetical contract, may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.


The Appendix to this Prospectus contains performance information that you might find informative. The Mutual Shares Securities Fund and the Mutual Discovery Securities Fund ("New Valuemark funds") are newly created (November 8,1996) and therefore do not yet have their own meaningful performance record. However, they have the same investment objectives and portfolio managers and substantially the same investment policies as two corresponding series of Franklin Mutual Series Fund Inc. (formerly, Mutual Series Fund Inc.) which have been sold to the public ("Public Funds"). In order to show how the performance of the Public Funds would have affected Accumulation Unit values, hypothetical performance information was developed.


Part 1 in the Appendix shows the historical performance of the Public Funds which reflects the deduction of the historical fees and expenses paid by the Public Funds and not those paid by the New Valuemark funds. Part 2 shows hypothetical performance figures for the Accumulation Units which assume the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the fees and expenses that the Public Funds paid. Part 3 shows hypothetical performance figures for the Accumulation Units which reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge, the Contract Maintenance Charge, the Contingent Deferred Sales Charge and the fees and expenses that the Public Funds paid. The hypothetical performance figures for the Accumulation Units have not been restated to reflect the higher fees for the New Valuemark funds. If the higher fees were used, the hypothetical performance shown would be lower. Future performance may vary and the results shown are not necessarily representative of future results.

Performance Ranking

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.


Tax Status
--------------------------------------------------------------------------------


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions.) Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) paid in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.  H.R. 10 Plans

    Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Individual Retirement Annuities

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.  Corporate Pension and Profit-Sharing Plans

    Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified
Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order, and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days.

The exceptions stated in items (d), and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 701/2 and in some cases the later of age 701/2 or the date of retirement. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Financial Statements
--------------------------------------------------------------------------------



Audited financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are included in the Statement of Additional Information.



Legal Proceedings
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


Appendix
--------------------------------------------------------------------------------

Performance Information of Selected Public Funds


The Mutual Shares Securities Fund and Mutual Discovery Securities Fund ("New Valuemark funds") are newly created (November 8, 1996) series of Franklin Valuemark Funds and have no meaningful performance record. The New Valuemark funds do, however, have the same investment objective and portfolio managers,1 and substantially the same investment policies, as two corresponding series of Franklin Mutual Series Fund Inc. (formerly "Mutual Series Fund Inc.") which have been sold directly to the public ("Public Funds"). Thus, the performance of the Public Funds may be considered relevant by investors.


Part 1 of the chart shows the past performance of the Public Funds, in terms of average annual total return over the periods indicated. Average annual total return represents the average annual change in value of an investment over the stated periods, assuming reinvestment of dividends and capital gains at net asset value. These figures reflect the deduction of the historical fees and expenses paid by the Public Funds, which have been sold without sales charges.


Part 2 shows hypothetical performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as described above in this Prospectus. These figures do not reflect any Contingent Deferred Sales Charge or Contract Maintenance Charge, and have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus; all of which would lower the hypothetical performance shown.

Part 3 shows hypothetical performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as well as deduction of the applicable Contingent Deferred Sales Charge and Contract Maintenance Charge, as described above in this Prospectus. These figures have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus and which would lower the hypothetical performance shown.


Past performance cannot predict or guarantee future results of the New Valuemark funds. In addition, the investment performance of the New Portfolios will differ from the performance of the Public Funds because of product and portfolio differences, including differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts. These figures are not adjusted for tax consequences.



1In November 1996, Franklin Resources, Inc., parent company of the investment managers of the Franklin Valuemark Funds, completed the acquisition of Heine Securities Corporation, the investment manager of Mutual Series Fund Inc. This transaction did not, however, change the individuals responsible for the day-to-day operations of Franklin Mutual Series Fund Inc., who are also responsible for the day-to-day operations of the New Valuemark funds.


1. Public Funds' Historical Performance
                                                                                    Since    Inception
            Periods Ended 12/31/96:             One-Year   Five-Years  Ten-Years  Inception    Date
------------------------------------------------------------------------------------------------------------------------------
            Mutual Discovery Fund................24.93%      --         --        22.62 %        12/31/92
            Mutual Shares Fund...................20.76 %   19.06 %     15.36 %            --      7/1/49


2. Hypothetical Accumulation Unit Performance (includes all current recurring expenses of the Separate Account)
                                                                                    Since    Inception
            Periods Ended 12/31/96:             One-Year   Five-Years  Ten-Years  Inception    Date
------------------------------------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account .........................23.20 %     --         --        20.87 %        12/31/92
            Mutual Shares Securities
             Sub-Account .........................19.13 %  17.32 %     13.68 %       --            7/1/49

3. Hypothetical  Accumulation Unit Performance  (includes all current recurring  expenses of the Separate Account and deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge)

                                                                                    Since    Inception
            Periods Ended 12/31/96:             One-Year   Five-Years  Ten-Years  Inception    Date
------------------------------------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account..........................18.85 %     --         --         20.68 %        12/31/92
            Mutual Shares Securities
             Sub-Account..........................14.78%   17.21 %     13.65 %       --             7/1/49


Table of Contents of the
Statement of Additional Information
-------------------------------------------------------

Item                                                 Page
Company..........................................     2
Experts .........................................     2
Legal Opinions...................................     2
Distributor......................................     2
Calculation of Performance Data..................     2
 Total Return....................................     2
 Yield ..........................................     2
 Performance Ranking.............................     3
 Performance Information ........................     3
Annuity Provisions ..............................     6
 Variable Annuity Payout ........................     6
 Annuity Unit Value .............................     6
 Fixed Annuity Payout ...........................     6
Financial Statements ............................     6



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                   May 1, 1997


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019, (212) 586-7733.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1997, AND AS MAY BE AMENDED FROM TIME TO TIME.


Table of Contents
-------------------------------------------------------
Contents                                           Page
Company........................................       2
Experts........................................       2
Legal Opinions.................................       2
Distributor....................................       2
Calculation of Performance Data................       2
 Total Return..................................       2
 Yield.........................................       2
 Performance Ranking...........................       3
 Performance Information.......................       3
Annuity Provisions.............................       6
 Variable Annuity Payout.......................       6
 Annuity Unit Value............................       6
 Fixed Annuity Payout..........................       6
Financial Statements...........................       6

                                                                  V2NY SAI 05/97

Company
--------------------------------------------------------------------------------

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+e (Superior, parent rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1996 included in this Statement of Additional Information have been audited by _____________________, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

Distributor
-------------------------------------------------------------------------------


NALAC Financial Plans, LLC, a subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time, the Company may advertise the performance data for the Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Funds and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/96, the Money Market Sub-Account had a current yield of 3.64% and an effective yield of 3.70%.

Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      -----
                                       cd
where:
a = net investment  income earned during the period by the Fund  attributable to shares owned by the Sub-Account;
b = expenses accrued for the period (net of reimbursements);
c = the  average  daily  number of  accumulation  units  outstanding  during the period;
d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).


Performance Ranking


Total return information for the Sub-Accounts and the Funds may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

Performance Information


Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Sub-Account's value over the period. The hypothetical performance of the Sub-Accounts reflects the historical performance of the Funds whose inception dates preceded the inception dates of the Sub-Accounts.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Fund and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge.


Standardized  Total Return
Average  Annual Total  Return for the periods  ended  December  31,  1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                              Fund
                                                                            Inception        One       Five       Since
Sub-Account                                                                   Date           Year      Year     Inception
-------------------------------------------------------------------------------------------------------------------------
Capital Growth...........................................................     5/1/96           NA        NA         NA
Growth and Income .......................................................    1/24/89        8.24%    10.14%      8.68%
High Income .............................................................    1/24/89        7.96%    10.70%      8.60%
Income Securities........................................................    1/24/89        5.37%     9.70%     10.18%
Money Market.............................................................    1/24/89       -0.66%     2.45%      3.63%
Mutual Discovery Securities..............................................    11/8/96           NA        NA         NA
Mutual Shares Securities.................................................    11/8/96           NA        NA         NA
Natural Resources Securities*............................................    1/24/89       -1.81%     6.20%      4.67%
Real Estate Securities ..................................................    1/24/89       26.61%    14.72%     11.38%
Rising Dividends.........................................................    1/27/92       18.09%        NA      8.86%
Small Cap................................................................    11/1/95       22.91%        NA     21.42%
Templeton Developing Markets Equity......................................    3/15/94       15.54%        NA      4.24%
Templeton Global Asset Allocation........................................     5/1/95       13.81%        NA     12.32%
Templeton Global Growth..................................................    3/15/94       15.23%        NA     10.74%
Templeton Global Income Securities.......................................    1/24/89        3.75%     5.14%      6.66%
Templeton International Equity...........................................    1/27/92       16.90%        NA      9.97%
Templeton International Smaller Companies ...............................     5/1/96           NA        NA         NA
Templeton Pacific Growth.................................................    1/27/92        5.20%        NA      8.33%
U.S. Government Securities...............................................    3/14/89       -2.19%     5.25%      6.67%
Utility Equity...........................................................    1/24/89        1.22%     6.71%      9.49%
Zero Coupon - 2000.......................................................    3/14/89       -3.36%     6.22%      8.10%
Zero Coupon - 2005.......................................................    3/14/89       -6.25%     8.27%      9.57%
Zero Coupon - 2010.......................................................    3/14/89       -8.40%     9.67%     10.24%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.

Non-Standardized Total Return
Total Return for the periods ended December 31, 1996:
Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                          Annual Total Return                  Cumulative Total Return
                                              ------------------------------------------   -------------------------------
                                    Fund
                                  Inception      One       Three      Five       Since       Three     Five       Since
Sub-Account                         Date        Year       Year       Year     Inception     Year      Year     Inception
--------------------------------------------------------------------------------------------------------------------------
Capital Growth.................     5/1/96          NA         NA         NA         NA         NA         NA     12.54%
Growth and Income..............    1/24/89      12.59%     12.53%     10.28%      8.77%     42.50%     63.10%     94.90%
High Income....................    1/24/89      12.31%      8.53%     10.84%      8.69%     27.84%     67.27%     93.75%
Income Securities..............    1/24/89       9.72%      6.97%      9.84%     10.25%     22.41%     59.85%    117.08%
Money Market...................    1/24/89       3.69%      3.45%      2.61%      3.72%     10.72%     13.78%     33.59%
Mutual Discovery Securities....    11/8/96          NA         NA         NA         NA         NA         NA      1.80%
Mutual Shares Securities.......    11/8/96          NA         NA         NA         NA         NA         NA      3.30%
Natural Resources
 Securities*...................    1/24/89       2.54%      0.01%      6.35%      4.76%      0.03%     36.04%     44.67%
Real Estate Securities.........    1/24/89      30.96%     15.48%     14.84%     11.46%     54.00%     99.76%    136.68%
Rising Dividends...............    1/27/92      22.44%     14.01%         NA      9.01%     48.18%         NA     53.03%
Small Cap......................    11/1/95      27.26%         NA         NA     24.49%         NA         NA     29.13%
Templeton Developing
 Markets Equity................    3/15/94      19.89%         NA         NA      5.08%         NA         NA     14.87%
Templeton Global
 Asset Allocation..............     5/1/95      18.16%         NA         NA     14.36%         NA         NA     25.14%
Templeton Global Growth .......    3/15/94      19.58%         NA         NA     11.49%         NA         NA     35.60%
Templeton Global
 Income Securities.............    1/24/89       8.10%      4.63%      5.30%      6.74%     14.54%     29.46%     67.81%
Templeton International
 Equity........................    1/27/92      21.25%      9.57%         NA     10.11%     31.54%         NA     60.81%
Templeton International
 Smaller Companies.............     5/1/96          NA         NA        NA         NA%         NA         NA     11.45%
Templeton Pacific Growth.......    1/27/92       9.55%      1.61%        NA       8.47%      4.91%         NA     49.32%
U.S. Government
 Securities....................    3/14/89       2.16%      4.24%     5.40%       6.75%     13.28%     30.10%     66.50%
Utility Equity.................    1/24/89       5.57%      6.05%     6.86%       9.57%     19.26%     39.35%    106.54%
Zero Coupon - 2000.............    3/14/89       0.99%      3.39%     6.36%       8.18%     10.51%     36.14%     84.75%
Zero Coupon - 2005.............    3/14/89      -1.90%      4.36%     8.40%       9.64%     13.67%     49.70%    105.17%
Zero Coupon - 2010.............    3/14/89      -4.05%      5.86%     9.81%      10.32%     18.62%     59.63%    115.22%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.

Non-Standardized Total Return
Total Return for the periods ended December 31, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                     Cumulative
                                                                    Annual Total Return             Total Return
                                                               -------------------------------   ---------------------
                                                    Fund
                                                  Inception      One       Three      Since       Three       Since
Sub-Account                                         Date        Year       Year     Inception     Year      Inception
----------------------------------------------------------------------------------------------------------------------
Capital Growth.................................     5/1/96          NA         NA          NA         NA       8.19%
Growth and Income..............................    1/24/89       8.24%     11.85%       8.68%     39.94%      93.69%
High Income....................................    1/24/89       7.96%      7.81%       8.60%     25.30%      92.56%
Income Securities..............................    1/24/89       5.37%      6.23%      10.18%     19.87%     115.90%
Money Market...................................    1/24/89      -0.66%      2.66%       3.63%      8.21%      32.70%
Mutual Discovery Securities....................    11/8/96          NA         NA         NA%         NA      -2.55%
Mutual Shares Securities.......................    11/8/96          NA         NA         NA%         NA      -1.05%
Natural Resources Securities*..................    1/24/89      -1.81%     -0.83%       4.67%     -2.48%      43.72%
Real Estate Securities.........................    1/24/89      26.61%     14.83%      11.38%     51.41%     135.28%
Rising Dividends...............................    1/27/92      18.09%     13.34%       8.86%     45.60%      51.99%
Small Cap......................................    11/1/95      22.91%         NA      21.42%         NA      25.42%
Templeton Developing Markets Equity............    3/15/94      15.54%         NA       4.24%         NA      12.33%
Templeton Global Asset Allocation..............     5/1/95      13.81%         NA      12.32%         NA      21.43%
Templeton Global Growth........................    3/15/94      15.23%         NA      10.74%         NA      33.05%
Templeton Global Income Securities*............    1/24/89       3.75%      3.85%       6.66%     12.01%      66.80%
Templeton International Equity.................    1/27/92      16.90%      8.85%       9.97%     28.98%      59.79%
Templeton International Smaller
 Companies.....................................     5/1/96          NA         NA          NA         NA       7.10%
Templeton Pacific Growth.......................    1/27/92       5.20%      0.79%       8.33%      2.38%      48.36%
U.S. Government Securities.....................    3/14/89      -2.19%      3.46%       6.67%     10.76%      65.51%
Utility Equity.................................    1/24/89       1.22%      5.29%       9.49%     16.72%     105.46%
Zero Coupon - 2000.............................    3/14/89      -3.36%      2.60%       8.10%      7.99%      83.71%
Zero Coupon - 2005.............................    3/14/89      -6.25%      3.58%       9.57%     11.14%     104.06%
Zero Coupon - 2010.............................    3/14/89      -8.40%      5.10%      10.24%     16.09%     114.06%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of
   a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
   b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
   Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------


The audited financial statements of the Company as of and for the year ended December 31, 1996, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are also included herein.

                                   PART C

                              OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

a.   Financial Statements

     To be filed by amendment

b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account#
     2.     Not Applicable
     3.     Principal Underwriter Agreement*
     4.     Individual Variable Annuity Contract##
     5.     Application for Individual Variable Annuity Contract##
     6.     (i)   Copy of Articles of Incorporation of the Company#
            (ii)  Copy of the Bylaws of the Company#
     7.     Not Applicable
     8.     Form of Fund Participation Agreement##
     9.     Opinion and Consent of Counsel###
     10.    Independent Auditors' Consent###
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information
     14.    Company Organizational Chart****
     27.    Financial Data Schedule###

   *  Incorporated  by reference to  Registrant's  Form N-4 filed on January 19,
      1989.
**** Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 as filed on April 30, 1993.
    # Incorporated by reference to Post-Effective Amendment No. 9 to
      Registrant's Form N-4 as filed electronically on October 27, 1995.
   ## Incorporated by reference to Post-Effective Amendment No. 10 to
      Registrants Form N-4 as filed electronically on April 18, 1996.
  ### To be filed by Amendment

Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Howard E. Barnhill              Director
475 Highcroft Road
Wayzata, MN  55391

Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Thomas Duncanson                Director
12778 Mariner Court
Palm City, FL 34990

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove                   Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Richard M. Murray               Director
60 Remsen Street, Apt. 10C
Brooklyn Heights, NY 11201

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY    10022



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4.

Item 27.     Number of Contract Owners

As of February 14, 1997, there were 6,200 qualified Contract Owners and 10,696 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters


     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers and directors of NALAC Financial Plans, LLC:





Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------
Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurace Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 25th day of February, 1997.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ ALAN A. GROVE
     ------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK


By: /s/ ALAN A. GROVE
     ------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*   Director
Lowell C. Anderson                                    02-25-97

Howard E. Barnhill*   Director
Howard E. Barnhill                                    02-25-97

Ronald L. Wobbeking*  Chairman, Chief Executive
Ronald L. Wobbeking   Officer and Director            02-25-97

Shannon Hendricks*    Treasurer
Shannon Hendricks                                     02-25-97

Alan A. Grove*        Secretary and Director
Alan A. Grove                                         02-25-97

Thomas G. Brown*      Director
Thomas G. Brown                                       02-25-97

Thomas Duncanson*     Director
Thomas Duncanson                                      02-25-97

Edward J. Bonach*     Director
Edward J. Bonach                                      02-25-97

Robert S. James*      Director
Robert S. James                                       02-25-97

Thomas J. Lynch*      Director
Thomas J. Lynch                                       02-25-97

Dennis Marion*        Director
Dennis Marion                                         02-25-97

Richard M. Murray*    Director
Richard M. Murray                                     02-25-97

Eugene T. Wilkinson*  Director
Eugene T. Wilkinson                                   02-25-97

Eugene Long*          Director
Eugene Long                                           02-25-97

Reinhard W. Obermueller* Director
Reinhard W. Obermueller                               02-25-97


                                 * By /S/ ALAN A. GROVE
                                      -----------------

                                      Attorney-in-Fact



                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   12

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page

EX-99.B13    Calculation of Performance Information